FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	May 23, 2022	Jan. 24, 2022
First Tranche Convertible Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from issuance of warrants		$ 915,644
Second Tranche Convertible Note [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from issuance of warrants	$ 4,833,390